Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025
C000024676 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares — with sales load
Average Annual Return, Percent	(2.45%)	(0.14%)	1.49%
C000024675 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	2.35%	1.02%	2.18%
Without Sales Load [Member] | C000024676 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares — without sales load
Average Annual Return, Percent	2.13%	0.79%	1.95%
S And P Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Index
Average Annual Return, Percent	2.44%	0.78%	2.22%
S And P Municipal Bond Intermediate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Municipal Bond Intermediate Index
Average Annual Return, Percent	3.48%	0.80%	2.20%
Morningstar Municipal National Intermediate Funds Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Municipal National Intermediate Funds Average
Average Annual Return, Percent	2.32%	0.83%	1.82%